United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7309

(Investment Company Act File Number)

Federated Total Return Government Bond Fund

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  2/28/10

Date of Reporting Period:  Quarter ended 11/30/09

Item 1.                      Schedule of Investments

Federated Total Return Government Bond Fund

Portfolio of Investments

November 30, 2009 (unaudited)

Principal Amount or Shares			Value
		U.S. Treasury – 38.2%
		U.S. Treasury Bonds – 13.8%
$2,200,000		11.250%, 2/15/2015	3,202,472
5,500,000		7.250%, 5/15/2016-8/15/2022	7,203,205
2,050,000		8.750%, 5/15/2017	2,869,543
1,000,000		8.125%, 5/15/2021	1,438,125
4,000,000		7.125%, 2/15/2023	5,431,250
39,500,000		6.250%, 8/15/2023-5/15/2030	50,332,577
1,500,000		7.500%, 11/15/2024	2,130,586
9,200,000		7.625%, 2/15/2025	13,209,907
7,000,000		6.875%, 8/15/2025	9,487,188
10,848,000		5.375%, 2/15/2031	12,788,774
8,000,000		3.500%, 2/15/2039	7,063,750
		TOTAL	115,157,377
		U.S. Treasury Notes – 24.4%
82,500,000		4.250%, 10/15/2010-8/15/2015	88,527,550
5,500,000		4.875%, 4/30/2011	5,847,677
5,000,000		0.875%, 5/31/2011	5,034,128
24,400,000		4.750%, 5/31/2012	26,746,992
22,000,000	[1]	1.375%, 10/15/2012	22,202,904
9,500,000		2.625%, 6/30/2014	9,841,406
10,000,000		2.375%, 8/31/2014	10,220,703
18,380,000		5.125%, 5/15/2016	21,310,097
4,100,000		4.500%, 5/15/2017	4,579,835
10,000,000		3.625%, 8/15/2019	10,354,615
		TOTAL	204,665,907
		TOTAL U.S. TREASURY (IDENTIFIED COST $296,259,426)	319,823,284
		Government Agencies – 39.9%
		Federal Farm Credit System – 0.6%
5,000,000		5.410%, 4/17/2036	5,202,273
		Federal Home Loan Bank System – 16.8%
1,300,000		7.375%, 2/12/2010	1,318,675
4,450,000		7.625%, 5/14/2010	4,598,954
2,500,000		6.875%, 8/13/2010	2,614,562
3,000,000		5.125%, 9/10/2010	3,108,984
32,000,000		1.625%, 1/21/2011-7/27/2011	32,492,677
15,000,000		1.000%, 11/9/2011	14,991,005
35,000,000		1.875%, 6/20/2012	35,671,804
12,000,000		3.625%, 10/18/2013	12,807,628
15,100,000		4.750%, 9/11/2015	16,696,213
14,000,000	[1]	5.375%, 5/18/2016	15,960,995
		TOTAL	140,261,497
		Federal Home Loan Mortgage Corporation – 12.5%
33,000,000	[1]	4.750%, 1/18/2011-1/19/2016	35,706,384
40,000,000		2.000%, 4/27/2012	40,643,604
18,000,000	[1]	4.500%, 1/15/2015	19,862,766

Principal Amount or Shares		Value
5,000,000	5.125%, 11/17/2017	5,655,742
70,000	6.750%, 9/15/2029	87,551
3,000,000	5.625%, 11/23/2035	3,114,180
	TOTAL	105,070,227
	Federal National Mortgage Association – 4.6%
10,000,000	1.700%, 4/29/2011	10,058,361
10,000,000	4.000%, 1/18/2013	10,354,776
6,000,000	2.875%, 12/11/2013	6,245,777
12,000,000	3.000%, 9/29/2014	12,195,181
	TOTAL	38,854,095
	Tennessee Valley Authority Bond – 5.4%
37,550,000	5.500%, 7/18/2017	42,761,700
2,000,000	5.250%, 9/15/2039	2,044,292
	TOTAL	44,805,992
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $326,411,443)	334,194,084
	Mortgage-Backed Securities – 9.9%
	Federal Home Loan Mortgage Corporation – 6.8%
14,636,472	4.500%, 7/1/2024	15,349,986
24,874,403	5.500%, 2/1/2036-11/1/2038	26,528,899
2,074,192	6.500%, 8/1/2037	2,244,382
11,811,226	6.000%, 7/1/2037-11/1/2037	12,707,863
	TOTAL	56,831,130
	Federal National Mortgage Association – 3.0%
7,743	7.500%, 6/1/2012	8,187
7,111,798	5.500%, 8/1/2035-8/1/2037	7,602,506
9,633,003	6.500%, 11/1/2036-9/1/2037	10,436,461
6,776,915	6.000%, 1/1/2037	7,286,824
	TOTAL	25,333,978
	Government National Mortgage Association – 0.1%
51,821	7.500%, 10/15/2026-10/15/2027	57,199
362,946	7.000%, 8/15/2027	400,162
45,677	8.000%, 10/15/2027	50,773
175,108	6.500%, 10/15/2031	191,001
	TOTAL	699,135
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $77,002,434)	82,864,243
	Collateralized Mortgage Obligations – 0.0%
	Federal National Mortgage Association REMIC – 0.0%
17,809	REMIC 1988-16 B, 9.500%, 6/25/2018	20,378
7,754	REMIC 1989-35 G, 9.500%, 7/25/2019	8,828
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $27,369)	29,206
	FDIC Guaranteed Debt – 8.0%
12,500,000	Citibank NA, New York, 1.500%, 7/12/2011	12,661,061
28,000,000	Citibank NA, New York, 1.375%, 8/10/2011	28,314,006
10,000,000	General Electric Capital Corp., 3.000%, 12/9/2011	10,430,894
15,000,000	General Motors Acceptance Corp. LLC, 2.200%, 12/19/2012	15,429,556
	TOTAL FDIC GUARANTEED DEBT (IDENTIFIED COST $65,884,303)	66,835,517

Principal Amount or Shares			Value
		Mutual Fund – 11.0%
92,005,325	[2,3,4]	Government Obligations Fund, Institutional Shares, 0.06%(AT NET ASSET VALUE)	92,005,325
		TOTAL INVESTMENTS — 107.0% (IDENTIFIED COST $857,590,300)[5]	895,751,659
		OTHER ASSETS AND LIABILITIES - NET — (7.0)%[6]	(58,441,543)
		TOTAL NET ASSETS — 100%	$837,310,116
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
  As of November 30, 2009, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$63,603,036	$65,422,000
2	Affiliated company.
3	7-Day net yield.
4	All or a portion of this security is held as collateral for securities lending.
5	At November 30, 2009, the cost of investments for federal tax purposes was $857,590,300. The net unrealized appreciation of investments for federal tax purposes was $38,161,359. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $39,147,808 and net unrealized depreciation from investments for those securities having an excess of cost over value of $986,449.
6	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at November 30, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Trust cannot obtain a price or price evaluation from a pricing service for an investment, the Trust may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Trust uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Trust could purchase or sell an investment at the price used to calculate the Trust's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Trust normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Trust normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trust may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Trust will determine the fair value of the investment using another method approved by the Trustees.

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$ —	$319,823,284	$ —	$319,823,284
Government Agencies	—	334,194,084	—	334,194,084
Mortgage-Backed Securities	—	82,864,243	—	82,864,243
Collateralized Mortgage Obligations	—	29,206	—	29,206
FDIC Guaranteed Debt	—	66,835,517	—	66,835,517
Mutual Fund	92,005,325	—	—	92,005,325
TOTAL SECURITIES	$92,005,325	$803,746,334	$ —	$895,751,659
    The following acronym is used throughout this portfolio:
    REMIC — Real Estate Mortgage Investment Conduit

  Item 2.                      Controls and Procedures

  (a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

  (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

  Item 3.                                Exhibits

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Total Return Government Bond Fund

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 22, 2010

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	January 22, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 22, 2010